CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCK — 96.1%
	Consumer Discretionary - 7.7%
	Apparel & Textile Products - 2.8%
76,177	Steven Madden Ltd.[1]	$2,742,372

	Home Construction - 2.5%
33,818	Skyline Champion Corporation[1]	2,544,128

	Leisure Facilities & Services - 2.4%
83,381	BJ's Restaurants, Inc.[1]	2,429,722

	Total Consumer Discretionary	7,716,222

	Consumer Staples - 9.9%
	Beverages - 1.1%
72,169	Primo Water Corporation	1,107,794

	Food - 5.6%
129,043	Hostess Brands, Inc.[1]	3,210,590
60,241	The Simply Good Foods Company[1]	2,395,785
		5,606,375
	Retail - Consumer Staples - 3.2%
55,233	Ollie's Bargain Outlet Holdings, Inc.[1]	3,200,200

	Total Consumer Staples	9,914,369

	Energy - 8.2%
	Oil & Gas Producers - 2.6%
54,892	Matador Resources Company	2,615,604

	Oil & Gas Services & Equipment - 3.5%
130,016	ChampionX Corporation	3,527,334

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	Renewable Energy - 2.1%
23,614	EnerSys	$2,051,584

	Total Energy	8,194,522

	Financials - 22.8%
	Banking - 13.5%
23,652	Amalgamated Financial Corporation	418,404
112,740	Cadence Bank	2,340,483
123,291	Central Pacific Financial Corporation	2,206,909
116,340	CVB Financial Corporation	1,940,551
61,917	First Interstate Bancsystem, Inc., Class A	1,848,842
59,501	Hancock Whitney Corporation	2,165,836
140,663	Heritage Commerce Corporation	1,171,723
110,062	TFS Financial Corporation	1,390,083
		13,482,831
	Institutional Financial Services - 1.8%
47,461	Moelis & Company, Class A	1,824,401

	Insurance - 4.9%
88,622	Horace Mann Educators Corporation	2,967,065
78,416	James River Group Holdings, Ltd.	1,619,290
13,236	Skyward Specialty Insurance[1]	289,471
		4,875,826
	Specialty Finance - 2.6%
63,214	Stewart Information Services Corporation	2,550,685

	Total Financials	22,733,743

	Health Care - 8.4%
	Biotechnology & Pharmaceuticals - 2.0%
148,365	ABCAM PLC - ADR[1,2,3]	1,996,993

	Medical Equipment & Devices - 6.4%
83,883	Envista Holdings Corporation[1]	3,429,136

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	Medical Equipment & Devices - 6.4% (Continued)
57,650	LeMaitre Vascular, Inc.	$2,967,246
		6,396,382
	Total Health Care	8,393,375

	Industrials - 18.1%
	Aerospace & Defense - 2.4%
58,995	Barnes Group, Inc.	2,376,319

	Commercial Support Services - 3.0%
21,279	Clean Harbors, Inc.[1]	3,033,534

	Electrical Equipment - 2.7%
38,260	SPX Technologies, Inc.[1]	2,700,391

	Engineering & Construction - 3.3%
53,211	Arcosa, Inc.	3,358,145

	Industrial Intermediate Products - 2.7%
69,231	Janus International Group, Inc.[1]	682,618
6,186	Valmont Industries, Inc.	1,975,066
		2,657,684
	Industrial Support Services - 1.2%
8,516	Applied Industrial Technologies, Inc.	1,210,379

	Transportation & Logistics - 2.8%
40,174	Kirby Corporation[1]	2,800,128

	Total Industrials	18,136,580

	Materials - 1.5%
	Chemicals - 1.5%
21,743	HB Fuller Company	1,488,308

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	Real Estate - 7.8%
	REIT - 7.8%
119,682	Equity Commonwealth[1]	$2,478,614
33,552	Terreno Realty Corporation	2,167,459
128,613	Urban Edge Properties	1,936,912
89,808	Xenia Hotels & Resorts, Inc.	1,175,587
	Total Real Estate	7,758,572

	Technology - 5.1%
	Software - 5.1%
23,627	Agilysys, Inc.[1]	1,949,464
54,176	Envestnet, Inc.[1]	3,178,506
	Total Technology	5,127,970

	Utilities - 6.6%
	Electric Utilities - 2.2%
34,201	Black Hills Corporation	2,158,083

	Gas & Water Utilities - 4.4%
47,822	Northwest Natural Holdings Company	2,274,415
28,763	SJW Group	2,189,727
		4,464,142
	Total Utilities	6,622,225

	TOTAL COMMON STOCK (Cost $86,936,837)	96,085,886

	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 3.6%
1,815,883	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.70%[4]	1,815,883
1,815,883	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%[4]	1,815,883
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,631,766)	3,631,766

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Concluded)
March 31, 2023 (Unaudited)

Value
TOTAL INVESTMENTS - 99.7% (Cost $90,568,603)	$99,717,652
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	282,814
NET ASSETS - 100.0%	$100,000,466

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	ADR – American Depositary Receipt
[4]	Rate disclosed is the seven day effective yield as of March 31, 2023.

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCK — 96.5%
	Consumer Discretionary - 9.9%
	Apparel & Textile Products - 2.1%
249,428	Steven Madden Ltd.[1]	$8,979,408

	Leisure Facilities & Services - 1.3%
39,506	Marriott Vacations Worldwide Corporation[1]	5,327,779

	Retail - Discretionary - 3.4%
70,580	Burlington Stores, Inc.[1]	14,264,219

	Wholesale - Discretionary - 3.1%
235,090	LKQ Corporation	13,343,708

	Total Consumer Discretionary	41,915,114

	Consumer Staples - 3.3%
	Food - 3.3%
134,748	Lamb Weston Holdings, Inc.	14,083,861

	Energy - 6.1%
	Oil & Gas Producers - 2.5%
52,556	Pioneer Natural Resources Company	10,734,037

	Oil & Gas Services & Equipment - 3.6%
555,047	ChampionX Corporation	15,058,426

	Total Energy	25,792,463

	Financials - 12.1%
	Asset Management - 1.7%
35,441	LPL Financial Holdings, Inc.	7,173,258

	Banking - 3.0%
300,520	Cadence Bank	6,238,795

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Banking - 3.0% (Continued)
161,784	Webster Financial Corporation	$6,377,525
		12,616,320
	Institutional Financial Services - 1.0%
56,166	State Street Corporation	4,251,205

	Insurance - 6.4%
93,097	American Financial Group, Inc.	11,311,286
26,091	Everest Re Group Ltd.	9,341,100
102,588	W.R. Berkley Corporation	6,387,129
		27,039,515
	Total Financials	51,080,298

	Health Care - 8.4%
	Medical Equipment & Devices - 8.4%
26,682	Bio-Rad Laboratories, Inc., Class A1	12,781,212
336,063	Envista Holdings Corporation[1]	13,738,255
100,619	QuidelOrtho Corporation[1]	8,964,147
	Total Health Care	35,483,614

	Industrials - 16.8%
	Aerospace & Defense - 4.3%
21,381	Teledyne Technologies, Inc.[1]	9,565,003
91,103	Woodward, Inc.	8,870,699
		18,435,702
	Electrical Equipment - 6.1%
82,040	AMETEK, Inc.	11,922,873
505,848	Vontier Corporation	13,829,884
		25,752,757
	Industrial Intermediate Products - 1.8%
23,557	Valmont Industries, Inc.	7,521,279

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Industrial Support Services - 0.7%
21,835	Applied Industrial Technologies, Inc.	$3,103,409

	Machinery - 1.2%
35,719	Regal Rexnord Corporation	5,026,735

	Transportation & Logistics - 2.7%
146,789	Canadian Pacific Railway Ltd.[2]	11,293,946

	Total Industrials	71,133,828

	Materials - 11.9%
	Chemicals - 8.8%
121,798	Ashland, Inc.	12,509,873
228,552	Corteva, Inc.	13,783,971
125,888	RPM International, Inc.	10,982,469
		37,276,313
	Construction Materials - 3.1%
61,972	Advanced Drainage Systems, Inc.[2]	5,218,662
21,844	Martin Marietta Materials, Inc.	7,755,931
		12,974,593
	Total Materials	50,250,906

	Real Estate - 4.2%
	REIT - 4.2%
587,030	Equity Commonwealth	12,157,391
89,941	Terreno Realty Corporation	5,810,189
	Total Real Estate	17,967,580

	Technology - 14.3%
	Semiconductors - 2.7%
136,768	Microchip Technology, Inc.	11,458,423

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Software - 4.1%
60,205	PTC, Inc.[1]	$7,720,087
202,122	Tenable Holdings, Inc.[1]	9,602,816
		17,322,903
	Technology Hardware - 2.4%
191,747	Ciena Corporation[1]	10,070,552

	Technology Services - 5.1%
1,400,543	Clarivate PLC[1,2,3]	13,151,099
42,939	Morningstar, Inc.	8,717,905
		21,869,004
	Total Technology	60,720,882

	Utilities - 9.5%
	Electric Utilities - 4.3%
137,247	Black Hills Corporation	8,660,286
157,290	NextEra Energy Partners LP2,4	9,555,367
		18,215,653
	Gas & Water Utilities - 5.2%
87,190	Atmos Energy Corporation	9,796,668
439,030	Nisource, Inc.	12,275,279
		22,071,947
	Total Utilities	40,287,600

	TOTAL COMMON STOCK (Cost $314,721,057)	408,716,146

	SHORT-TERM INVESTMENTS — 3.5%
	MONEY MARKET FUNDS - 3.5%
7,463,276	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.70%[5]	7,463,276
7,463,278	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%[5]	7,463,278
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,926,554)	14,926,554

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES – 100% - (Cost $329,647,611)	423,642,700

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Principal		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 5.3%
	REPURCHASE AGREEMENTS - 2.4%
5,595,714	With Deutsche Bank Securities, Inc.: at 4.80%, dated 3/31/23, to be repurchased on 4/3/23, repurchase price $5,597,952 (collateralized by US Treasury Securities, par values ranging from $11,588 - $596,637, coupon rates ranging from 0.13% to 3.88%, 7/15/23 – 2/15/53; total market value $5,707,628)	$5,595,714
4,685,152	With JP Morgan Securities, LLC: at 4.80%%, dated 3/31/23, to be repurchased on 4/3/23, repurchase price $4,687,026 (collateralized by US Treasury Securities, par values ranging from $222,705 - $1,954,172, coupon rates ranging from 0.50% to 3.25%, 11/15/25 - 8/31/27; total market value $4,778,855)	4,685,152
	TOTAL REPURCHASE AGREEMENTS	10,280,866

	TIME DEPOSITS — 2.9%
1,000,000	Banco Santander SA, 4.81% due 4/3/23	1,000,000
1,010,000	Barclays Bank PLC, 4.84% due 4/3/23	1,010,000
1,010,000	Canadian Imperial Bank of Commerce, 4.80% due 4/3/23	1,010,000
1,010,000	Credit Agricole CIB, 4.80% due 4/3/23	1,010,000
1,010,000	HSBC Bank PLC, 4.88% due 4/3/23	1,010,000
1,000,000	KBC Bank NV, 4.81% due 4/3/23	1,000,000
1,010,000	Landesbank Baden-Wurttemberg, 4.82% due 4/3/23	1,010,000
1,010,000	Mizuho Bank Ltd. , 4.82% due 4/3/23	1,010,000
1,010,000	Nordea Bank ABP, 4.77% due 4/3/23	1,010,000
1,010,000	Royal Bank of Canada, 4.81% due 4/3/23	1,010,000
1,010,000	Svenska Handelsbanken AB, 4.77% due 4/3/23	1,010,000
1,010,000	Toronto Dominion Bank, 4.81% due 4/3/23	1,010,000
	TOTAL TIME DEPOSITS	12,100,000

	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $22,380,866)	22,380,866

	TOTAL INVESTMENTS - 105.3% (Cost $352,028,477)	$446,023,566	[6]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%	(22,548,539)
	NET ASSETS - 100.0%	$423,475,027

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2023 (Unaudited)

[1]	Non-income producing security.

[2]	Security partially or fully on loan.

[3]	PLC – Public Limited Company

[4]	LP – Limited Partnership

[5]	Rate disclosed is the seven day effective yield as of March 31, 2023.

[6]	At March 31, 2022, the market value of securities on loan for CRM Mid Cap Value Fund was $22,321,198. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCK — 96.0%
	Consumer Discretionary - 10.4%
	Home Construction – 1.9%
56,595	Skyline Champion Corporation[1]	$4,257,642

	Leisure Facilities & Services - 1.3%
20,795	Marriott Vacations Worldwide Corporation[1]	2,804,414

	Retail - Discretionary - 4.2%
35,240	Burlington Stores, Inc.[1]	7,122,004
8,613	RH1	2,097,696
		9,219,700
	Wholesale - Discretionary - 3.0%
113,592	LKQ Corporation	6,447,482

	Total Consumer Discretionary	22,729,238

	Consumer Staples - 3.1%
	Food - 3.1%
63,702	Lamb Weston Holdings, Inc.	6,658,133

	Energy - 5.4%
	Oil & Gas Producers - 2.0%
21,585	Pioneer Natural Resources Company	4,408,520

	Oil & Gas Services & Equipment - 3.4%
269,820	ChampionX Corporation	7,320,217

	Total Energy	11,728,737

	Financials - 16.8%
	Asset Management - 1.7%
17,916	LPL Financial Holdings, Inc.	3,626,198

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Banking - 6.2%
163,944	Cadence Bank	$3,403,477
143,856	CVB Financial Corporation	2,399,518
131,838	First Interstate Bancsystem, Inc., Class A	3,936,683
94,952	Webster Financial Corporation	3,743,008
		13,482,686
	Institutional Financial Services - 1.1%
64,368	Moelis & Company, Class A	2,474,306

	Insurance - 7.8%
47,850	American Financial Group, Inc.	5,813,776
14,815	Everest Re Group Ltd.	5,304,067
123,562	James River Group Holdings, Ltd.	2,551,555
52,136	W.R. Berkley Corporation	3,245,987
		16,915,385
	Total Financials	36,498,575

	Health Care - 10.2%
	Biotechnology & Pharmaceuticals - 1.8%
294,871	ABCAM PLC - ADR[1,2,3]	3,968,964

	Medical Equipment & Devices - 8.4%
13,614	Bio-Rad Laboratories, Inc., Class A1	6,521,378
172,515	Envista Holdings Corporation[1]	7,052,413
51,388	QuidelOrtho Corporation[1]	4,578,157
		18,151,948
	Total Health Care	22,120,912

	Industrials - 15.9%
	Aerospace & Defense - 1.7%
8,267	Teledyne Technologies, Inc.[1]	3,698,325

	Commercial Support Services - 3.6%
55,797	Clean Harbors, Inc.[1]	7,954,421

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Electrical Equipment - 3.6%
285,507	Vontier Corporation	$7,805,761

	Engineering & Construction - 1.1%
36,745	Arcosa, Inc.	2,318,977

	Industrial Intermediate Products - 2.3%
158,942	Janus International Group, Inc.[1]	1,567,168
10,570	Valmont Industries, Inc.	3,374,790
		4,941,958
	Machinery - 1.2%
18,097	Regal Rexnord Corporation	2,546,791

	Transportation & Logistics - 2.4%
76,419	Kirby Corporation[1]	5,326,404

	Total Industrials	34,592,637

	Materials - 10.5%
	Chemicals - 5.5%
62,320	Ashland, Inc.	6,400,887
63,077	RPM International, Inc.	5,502,837
		11,903,724
	Construction Materials - 5.0%
49,380	Advanced Drainage Systems, Inc.	4,158,290
45,876	Eagle Materials, Inc.	6,732,303
		10,890,593
	Total Materials	22,794,317

	Real Estate - 5.2%
	REIT - 5.2%
209,598	Equity Commonwealth[1]	4,340,775
38,037	Terreno Realty Corporation	2,457,190

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	REIT - 5.2% (Continued)
302,321	Urban Edge Properties	$4,552,954
	Total Real Estate	11,350,919

	Technology - 12.8%
	Software - 7.4%
110,401	Envestnet, Inc.[1]	6,477,226
30,420	PTC, Inc.[1]	3,900,757
120,272	Tenable Holdings, Inc.[1]	5,714,123
		16,092,106
	Technology Hardware - 2.3%
97,206	Ciena Corporation[1]	5,105,259

	Technology Services - 3.1%
711,793	Clarivate PLC[1]	6,683,736

	Total Technology	27,881,101

	Utilities - 5.7%
	Electric Utilities - 3.4%
41,607	Black Hills Corporation	2,625,402
78,229	NextEra Energy Partners LP4	4,752,411
		7,377,813
	Gas & Water Utilities - 2.3%
182,156	Nisource, Inc.	5,093,082

	Total Utilities	12,470,895

	TOTAL COMMON STOCK (Cost $178,744,915)	208,825,464

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2023 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
4,364,403	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.70%[5]	$4,364,403
4,364,403	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%[5]	4,364,403
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,728,806)	8,728,806

	TOTAL INVESTMENTS - 100.0% (Cost $187,473,721)	$217,554,270
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%[6]	(46,667)
	NET ASSETS - 100.0%	$217,507,603

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	ADR – American Depositary Receipt
[4]	LP – Limited Partnership
[5]	Rate disclosed is the seven day effective yield as of March 31, 2023.
[6]	Represents less than 0.005%.

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCK — 95.7%
	Consumer Discretionary - 9.8%
	Apparel & Textile Products - 2.0%
13,013	Steven Madden Ltd.[1]	$468,468

	Home Construction - 1.8%
5,587	Skyline Champion Corporation[1]	420,310

	Leisure Facilities & Services - 1.3%
2,341	Marriott Vacations Worldwide Corporation[1]	315,707

	Retail - Discretionary - 2.6%
3,130	Burlington Stores, Inc.[1]	632,573

	Wholesale - Discretionary - 2.1%
9,058	LKQ Corporation	514,132

	Total Consumer Discretionary	2,351,190

	Consumer Staples - 5.4%
	Food - 2.8%
6,375	Lamb Weston Holdings, Inc.	666,315

	Household Products - 2.6%
2,517	Estee Lauder Cos, Inc. (The), Class A	620,340

	Total Consumer Staples	1,286,655

	Energy - 7.9%
	Oil & Gas Producers - 3.0%
30,230	Marathon Oil Corporation	724,311

	Oil & Gas Services & Equipment - 3.6%
31,375	ChampionX Corporation	851,203

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Renewable Energy - 1.3%
3,537	EnerSys	$307,295

	Total Energy	1,882,809

	Financials - 14.4%
	Asset Management – 2.0%
8,883	Charles Schwab Corporation (The)	465,292

	Banking - 4.9%
22,510	Truist Financial Corporation	767,590
10,487	Webster Financial Corporation	413,398
		1,180,988
	Institutional Financial Services - 1.4%
8,681	Moelis & Company, Class A	333,698

	Insurance - 6.1%
4,367	American Financial Group, Inc.	530,590
9,049	American International Group, Inc.	455,708
1,330	Everest Re Group Ltd.	476,166
		1,462,464
	Total Financials	3,442,442

	Health Care - 16.8%
	Biotechnology & Pharmaceuticals - 2.8%
4,428	Johnson & Johnson	686,340

	Health Care Facilities & Services - 3.3%
1,622	Humana, Inc.	787,416

	Medical Equipment & Devices - 10.7%
2,736	Danaher Corporation	689,581
18,029	Envista Holdings Corporation[1]	737,027
7,988	LeMaitre Vascular, Inc.	411,142

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Medical Equipment & Devices - 10.7% (Continued)
8,076	QuidelOrtho Corporation[1]	$719,491
		2,557,241
	Total Health Care	4,030,997

	Industrials - 11.5%
	Aerospace & Defense - 2.5%
6,112	Woodward, Inc.	595,125

	Industrial Intermediate Products - 2.4%
1,815	Valmont Industries, Inc.	579,493

	Transportation & Logistics - 6.6%
7,392	Canadian Pacific Railway Ltd.[2]	568,740
14,398	Kirby Corporation[1]	1,003,542
		1,572,282
	Total Industrials	2,746,900

	Materials - 8.7%
	Chemicals - 5.7%
5,174	Ashland, Inc.	531,422
13,758	Corteva, Inc.	829,744
		1,361,166
	Construction Materials - 3.0%
8,718	Advanced Drainage Systems, Inc.[2]	734,143

	Total Materials	2,095,309

	Real Estate - 3.0%
	REIT - 3.0%
7,418	Terreno Realty Corporation	479,203
19,493	Xenia Hotels & Resorts, Inc.	255,163
	Total Real Estate	734,366

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Technology - 15.6%
	Semiconductors - 3.6%
5,139	Microchip Technology, Inc.	$430,545
3,437	QUALCOMM, Inc.	438,493
		869,038
	Software - 5.2%
5,042	PTC, Inc.[1]	646,536
12,574	Tenable Holdings, Inc.[1]	597,391
		1,243,927
	Technology Hardware - 2.8%
12,978	Ciena Corporation[1]	681,605

	Technology Services - 4.0%
101,183	Clarivate PLC[1,3]	950,108

	Total Technology	3,744,678

	Utilities - 2.6%
	Electric Utilities - 2.6%
8,173	NextEra Energy, Inc.	629,975

	TOTAL COMMON STOCK (Cost $19,353,087)	22,945,321

	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS - 4.3%
516,427	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.70%[4]	516,427
516,427	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%[4]	516,427
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,032,854)	1,032,854

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 100.0% (Cost $20,385,941)	23,978,175

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2023 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 5.1%
	REPURCHASE AGREEMENTS - 5.1%
1,000,000	With Deutsche Bank Securities, Inc.: at 4.80%, dated 3/31/23, to be repurchased on 4/3/23, repurchase price $1,000,400 (collateralized by US Treasury Securities, par values ranging from $2,071 - $106,624, coupon rates ranging from 0.13% to 3.88%, 7/15/23 – 2/15/53; total market value $1,020,000)	$1,000,000
230,442	With JP Morgan Securities, LLC: at 4.80%%, dated 3/31/23, to be repurchased on 4/3/23, repurchase price $230,534 (collateralized by US Treasury Securities, par values ranging from $10,954 - $96,117, coupon rates ranging from 0.50% to 3.25%, 11/15/25 - 8/31/27; total market value $235,051)	230,442
	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED (Cost $1,230,442)	1,230,442

	TOTAL INVESTMENTS - 105.1% (Cost $21,616,383)	$25,208,617	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%	(1,228,884)
	NET ASSETS - 100.0%	$23,979,733

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC – Public Limited Company
[4]	Rate disclosed is the seven day effective yield as of March 31, 2023.
[5]	At March 31, 2023, the market value of securities on loan for CRM All Cap Value Fund was $1,216,315. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCK — 89.5%
	Communications - 4.4%
	Internet Media & Services - 4.4%
2,500	Booking Holdings, Inc.[1]	$6,631,026
20,127	Meta Platforms, Inc., Class A1	4,265,716
	Total Communications	10,896,742

	Consumer Discretionary - 15.1%
	Apparel & Textile Products - 2.3%
158,787	Steven Madden Ltd.	5,716,332

	Home Construction - 2.6%
85,416	Skyline Champion Corporation[1]	6,425,846

	Leisure Facilities & Services - 4.2%
150,599	BJ's Restaurants, Inc.[1]	4,388,454
43,059	Marriott Vacations Worldwide Corporation[1]	5,806,936
		10,195,390
	Retail - Discretionary - 3.5%
33,040	Burlington Stores, Inc.[1]	6,677,384
8,252	RH1	2,009,775
		8,687,159
	Wholesale - Discretionary - 2.5%
106,084	LKQ Corporation	6,021,328

	Total Consumer Discretionary	37,046,055

	Consumer Staples - 6.9%
	Beverages - 3.0%
2,875,708	Becle SAB de CV	7,481,909

	Food - 2.6%
60,972	Lamb Weston Holdings, Inc.	6,372,793

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Household Products - 1.3%
12,993	Estee Lauder Companies, Inc. (The), Class A	$3,202,255

	Total Consumer Staples	17,056,957

	Energy - 3.4%
	Oil & Gas Producers - 1.5%
17,591	Pioneer Natural Resources Company	3,592,786

	Renewable Energy - 1.9%
54,399	EnerSys	4,726,185

	Total Energy	8,318,971

	Financials - 4.4%
	Institutional Financial Services - 3.0%
84,468	Morgan Stanley	7,416,290

	Insurance - 1.4%
9,751	Everest Re Group Ltd.	3,491,053

	Total Financials	10,907,343

	Health Care - 7.9%
	Health Care Facilities & Services - 2.8%
14,055	Humana, Inc.	6,823,141

	Medical Equipment & Devices - 5.1%
23,583	Danaher Corporation	5,943,859
162,493	Envista Holdings Corporation[1]	6,642,714
		12,586,573
	Total Health Care	19,409,714

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Industrials - 21.0%
	Commercial Support Services - 4.0%
69,571	Clean Harbors, Inc.[1]	$9,918,042

	Diversified Industrials - 1.0%
25,990	General Electric Company	2,484,644

	Electrical Equipment - 4.5%
170,807	Hayward Holdings, Inc.[1]	2,001,858
332,130	Vontier Corporation[1]	9,080,434
		11,082,292
	Engineering & Construction - 4.4%
172,298	Arcosa, Inc.	10,873,727

	Industrial Intermediate Products - 0.8%
181,058	Janus International Group, Inc.[1]	1,785,232

	Transportation & Logistics - 6.3%
101,182	Canadian Pacific Railway Ltd.	7,784,943
109,049	Kirby Corporation[1]	7,600,715
		15,385,658
	Total Industrials	51,529,595

	Materials - 3.0%
	Construction Materials - 3.0%
42,737	Advanced Drainage Systems, Inc.	3,598,883
10,448	Martin Marietta Materials, Inc.	3,709,667
	Total Materials	7,308,550

	Technology - 18.5%
	Semiconductors - 2.3%
44,577	QUALCOMM, Inc.	5,687,134

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Software - 12.2%
244,163	ACV Auctions, Inc.[1]	$3,152,144
248,959	Jamf Holding Corporation[1]	4,834,784
26,137	Microsoft Corporation	7,535,297
61,784	PTC, Inc.[1]	7,922,561
139,937	Tenable Holdings, Inc.[1]	6,648,407
		30,093,193
	Technology Services - 4.0%
484,550	Clarivate PLC[1]	4,549,925
14,350	MasterCard, Inc., Class A	5,214,933
		9,764,858
	Total Technology	45,545,185

	Utilities - 4.9%
	Electric Utilities - 4.9%
157,055	NextEra Energy, Inc.	12,105,799

	TOTAL COMMON STOCK (Cost $197,020,964)	220,124,911

	SHORT-TERM INVESTMENTS — 12.1%
	MONEY MARKET FUNDS - 12.1%
14,826,471	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.70%[2]	14,826,471
14,826,472	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%[2]	14,826,472
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,652,943)	29,652,943

Contracts(a)
	OPTIONS PURCHASED - 0.2%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
543	Coinbase Global, Inc. - Class A	06/20/2023	$55	$3,669,051	384,173
1,830	Lovesac Company	04/21/2023	20	5,288,700	18,300
	TOTAL PUT OPTIONS PURCHASED (Cost - $691,700)				402,473

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCK SOLD SHORT — (45.1)%
	Communications - (3.0)%
	Advertising & Marketing - (1.8)%
(47,238)	Omnicom Group, Inc.	$(4,456,433)

	Entertainment Content - (0.3)%
(31,745)	Paramount Global, Class B	(708,231)

	Telecommunications - (0.9)%
(116,398)	AT&T, Inc.	(2,240,662)

	Total Communications	(7,405,326)

	Consumer Discretionary - (9.6)%
	Apparel & Textile Products - (1.6)%
(16,038)	Crocs, Inc.	(2,027,845)
(38,237)	Kontoor Brands, Inc.	(1,850,288)
		(3,878,133)
	Automotive - (0.1)%
(297,603)	Canoo, Inc.[1]	(194,216)
(196,764)	Lordstown Motors Corporation[1]	(130,474)
		(324,690)
	Consumer Services - (2.5)%
(268,899)	Perdoceo Education Corporation[1]	(3,611,313)
(27,378)	Strategic Education, Inc.[1]	(2,459,366)
		(6,070,679)
	Leisure Facilities & Services - (1.3)%
(93,476)	Life Time Group Holdings, Inc.	(1,491,877)
(29,414)	SeaWorld Entertainment, Inc.	(1,803,372)
		(3,295,249)
	Retail - Discretionary - (4.1)%
(120,633)	EVgo, Inc.	(939,731)
(111,871)	Lovesac Company (The)	(3,233,072)
(41,210)	Pandora A/S	(3,955,825)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Retail - Discretionary - (4.1)% (Continued)
(15,636)	Williams-Sonoma, Inc.	$(1,902,276)
		(10,030,904)
	Total Consumer Discretionary	(23,599,655)

	Consumer Staples - (4.2)%
	Food - (1.9)%
(42,978)	Cal-Maine Foods, Inc.	(2,616,930)
(30,486)	Kellogg Company	(2,041,343)
		(4,658,273)
	Retail - Consumer Staples - (2.3)%
(39,237)	Kroger Company (The)	(1,937,131)
(38,427)	Sprouts Farmers Market, Inc.	(1,346,098)
(70,884)	Walgreens Boots Alliance, Inc.	(2,451,168)
		(5,734,397)
	Total Consumer Staples	(10,392,670)

	Energy - (0.5)%
	Renewable Energy - (0.5)%
(94,601)	Plug Power, Inc.	(1,108,724)

	Financials - (3.2)%
	Banking - (1.0)%
(49,265)	Bank OZK	(1,684,863)
(61,124)	Brookline Bancorp, Inc.	(641,802)
		(2,326,665)
	Insurance - (0.5)%
(31,315)	Trupanion, Inc.	(1,343,100)

	Specialty Finance - (1.7)%
(50,602)	Ally Financial, Inc.	(1,289,845)
(35,820)	Blackstone Mortgage Trust, Inc., Class A	(639,387)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Specialty Finance - (1.7)% (Continued)
(22,601)	Capital One Financial Corporation	$(2,173,312)
		(4,102,544)
	Total Financials	(7,772,309)

	Health Care - (3.6)%
	Biotechnology & Pharmaceuticals - (0.3)%
(43,043)	Twist Bioscience Corporation	(649,088)

	Health Care Facilities & Services - (3.3)%
(185,992)	AdaptHealth Corporation	(2,311,881)
(48,108)	Agiliti, Inc.	(768,766)
(13,350)	Ensign Group, Inc. (The)	(1,275,459)
(71,732)	Fulgent Genetics, Inc.	(2,239,473)
(1,142,505)	Ginkgo Bioworks Holdings, Inc.	(1,519,532)
		(8,115,111)
	Total Health Care	(8,764,199)

	Industrials - (11.1)%
	Commercial Support Services - (0.6)%
(18,851)	TriNet Group, Inc.	(1,519,579)

	Electrical Equipment - (4.4)%
(19,306)	Acuity Brands, Inc.	(3,527,785)
(21,994)	Advanced Energy Industries, Inc.	(2,155,412)
(32,744)	Blink Charging Company	(283,236)
(55,614)	Bloom Energy Corporation, Class A	(1,108,387)
(12,725)	Generac Holdings, Inc.	(1,374,427)
(72,491)	Signify NV	(2,417,701)
		(10,866,948)
	Industrial Intermediate Products - (0.7)%
(212,588)	Hillman Solutions Corporation	(1,789,991)

	Industrial Support Services - (1.5)%
(71,848)	Resideo Technologies, Inc.	(1,313,381)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Industrial Support Services - (1.5)% (Continued)
(7,373)	Watsco, Inc.	$(2,345,794)
		(3,659,175)
	Machinery - (0.3)%
(2,497)	Snap-on, Inc.	(616,484)

	Transportation & Logistics - (2.6)%
(9,840)	CH Robinson Worldwide, Inc.	(977,801)
(7,037)	Old Dominion Freight Line, Inc.	(2,398,491)
(11,305)	Saia, Inc.	(3,075,864)
		(6,452,156)
	Transportation Equipment - (1.0)%
(23,378)	Wabtec Corporation	(2,362,581)

	Total Industrials	(27,266,914)

	Materials - (0.4)%
	Chemicals - (0.4)%
(10,200)	Celanese Corporation	(1,110,678)

	Real Estate - (2.7)%
	Reit - (2.7)%
(14,814)	Extra Space Storage, Inc.	(2,413,645)
(21,145)	Innovative Industrial Properties, Inc.	(1,606,809)
(77,509)	Kilroy Realty Corporation	(2,511,291)
	Total Real Estate	(6,531,745)

	Technology - (5.6)%
	Semiconductors - (0.9)%
(44,398)	Kulicke & Soffa Industries, Inc.	(2,339,331)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Shares		Value
	Software - (1.2)%
(23,119)	Qualys, Inc.	$(3,005,932)

	Technology Hardware - (1.1)%
(240,190)	3D Systems Corporation	(2,574,837)

	Technology Services - (2.4)%
(82,546)	DXC Technology Company	(2,109,876)
(28,834)	International Business Machines Corporation	(3,779,849)
		(5,889,725)
	Total Technology	(13,809,825)

	Utilities - (1.2)%
	Electric Utilities - (1.2)%
(74,625)	Avangrid, Inc.	(2,976,045)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $118,759,251)	(110,738,090)

	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $233,094)	(221,680)
	LIABILITIES IN EXCESS OF OTHER ASSETS – 43.4%	106,705,498
	NET ASSETS - 100.0%	$245,926,055

Contracts(a)
	WRITTEN OPTIONS - (0.1)%	Expiration Date	Exercise Price	Notional Value	Value
	CALL OPTIONS WRITTEN- (0.1)%
272	Coinbase Global, Inc. - Class A	06/20/2023	$80	$1,837,904	$221,680
	TOTAL OPTIONS WRITTEN (Proceeds - $233,094)

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Rate disclosed is the seven day effective yield as of March 31, 2023.
[4]	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

OTC Total return swap agreements outstanding at March 31, 2023:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	5.48% (Fed Funds Rate + 0.65%)	3/25/2024	$6,529,454	Eagle Materials, Inc.	$427,634	$-	$427,634
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(491,632)	Morgan Stanley Custom Swap (MSCMS746) Index(3)	4,517	-	4,517
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(491,070)	Morgan Stanley Custom Swap (MSCMS747) Index(3)	371	-	371
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(487,280)	Morgan Stanley Custom Swap (MSCMS748) Index(3)	(4,058)	-	(4,058)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(490,153)	Morgan Stanley Custom Swap (MSCMS749) Index(3)	(841)	-	(841)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(480,647)	Morgan Stanley Custom Swap (MSCMS750) Index(3)	(15,623)	-	(15,623)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(469,740)	Morgan Stanley Custom Swap (MSCMS751) Index(3)	(25,277)	-	(25,277)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(473,678)	Morgan Stanley Custom Swap(MSCMS752) Index(3)	(17,561)	-	(17,561)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(472,653)	Morgan Stanley Custom Swap (MSCMS753) Index(3)	(4,698)	-	(4,698)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(472,842)	Morgan Stanley Custom Swap (MSCMS754) Index(3)	(24,464)	-	(24,464)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(480,361)	Morgan Stanley Custom Swap (MSCMS755) Index(3)	(19,018)	-	(19,018)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(480,334)	Morgan Stanley Custom Swap (MSCMS756) Index(3)	(26,516)	-	(26,516)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(483,280)	Morgan Stanley Custom Swap (MSCMS757) Index(3)	(18,183)	-	(18,183)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(482,380)	Morgan Stanley Custom Swap (MSCMS758) Index(3)	(17,128)	-	(17,128)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(483,291)	Morgan Stanley Custom Swap (MSCMS759) Index(3)	(23,577)	-	(23,577)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(480,638)	Morgan Stanley Custom Swap(MSCMS760) Index(3)	(27,054)	-	(27,054)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(483,476)	Morgan Stanley Custom Swap(MSCMS761) Index(3)	(15,961)	-	(15,961)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(478,642)	Morgan Stanley Custom Swap(MSCMS762) Index(3)	(23,424)	-	(23,424)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(488,832)	Morgan Stanley Custom Swap (MSCMS763) Index(3)	(12,229)	-	(12,229)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(488,879)	Morgan Stanley Custom Swap (MSCMS764) Index(3)	(8,944)	-	(8,944)
Morgan Stanley	4.38% (Fed Funds Rate minus 0.45%)	8/1/2023	(490,923)	Morgan Stanley Custom Swap (MSCMS765) Index(3)	(4,919)	-	(4,919)
Total Unrealized Appreciation							$432,522
Total Unrealized (Depreciation)							$(289,475)
Total					$143,047	$-	$143,047

(1)	Paid monthly.

(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.

(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS746) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica	29	$10,462	2.10%
Apple, Inc.	60	9,938	2.00%
Kroger Companympany	198	9,773	2.00%
Motorola Solution, Inc.	34	9,770	2.00%
HCA Healthcare, Inc.	36	9,600	2.00%
West Co., Inc.	28	9,578	2.00%
Restaurant Brands International	142	9,536	2.00%
Cintas Corporationoration	21	9,531	2.00%
Costco Wholesale	19	9,516	2.00%
Ulta Beauty, Inc.	17	9,513	2.00%
United Parcel Service, Class B	49	9,509	2.00%
On Semiconductor Corporationoration	115	9,492	1.90%
McDonald's Corporation	34	9,458	1.90%
Amgen	39	9,371	1.90%
Moody's Corporationoration	30	9,327	1.90%
AT&T, Inc.	484	9,315	1.90%
Tractor Supply	40	9,295	1.90%
Emerson Electric Companympany	106	9,272	1.90%
Mettler Toledo	6	9,232	1.90%
O'Reilly Automotive, Inc.	11	9,221	1.90%
Fastenal Companympany	170	9,146	1.90%
Hologic, Inc.	113	9,131	1.90%
Target	55	9,082	1.90%
Starbucks Corporationoration	87	9,065	1.90%
Pfizer, Inc.	221	9,024	1.90%
Automatic Data	40	9,016	1.90%
Home Depot	30	9,000	1.90%
General Dynamics Corporationoration	39	8,990	1.80%
W W Grainger, Inc.	13	8,987	1.80%
The Sherwin-Williams Company	40	8,960	1.80%
Marvell Technology, Inc.	207	8,949	1.80%
Prologis, Inc.	72	8,946	1.80%
Realty Income	141	8,937	1.80%
Cognizant Technology Solutions Corporationoration	146	8,868	1.80%
Genuine Parts Companympany	53	8,864	1.80%
Rockwell Automation, Inc.	30	8,827	1.80%
Dollar General Corporationoration	42	8,800	1.80%
CDW Corporationoration	45	8,798	1.80%
Lyondellbasell Industries NV, Class A	94	8,788	1.80%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Eaton Corporation PLC	51	$8,784	1.80%
Extra Space Storage	54	8,769	1.80%
Ford Motor Companympany	696	8,768	1.80%
Agilent Technologies, Inc.	63	8,748	1.80%
Paccar, Inc.	119	8,745	1.80%
Old Dominion	26	8,737	1.80%
Walgreens Boots Alliance, Inc.	252	8,721	1.80%
Cummins, Inc.	35	8,425	1.70%
Canadian Imperial Bank of Commerce	196	8,323	1.70%
CVS Health Corporationoration	111	8,267	1.70%
Caterpillar, Inc.	36	8,158	1.70%
General Motors	222	8,141	1.70%
Capital One Financial Corporationoration	83	7,973	1.60%
Allstate Corporation	71	7,872	1.60%
Discover Financial Services	79	7,839	1.60%
		$487,157	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS747) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica	25	$9,037	1.80%
General Mills	96	8,165	1.70%
Apple, Inc.	49	8,102	1.70%
West Company, Inc.	23	8,098	1.60%
Motorola Solution, Inc.	28	8,070	1.60%
On Semiconductor Corporation	98	8,038	1.60%
Kroger Companympany	163	8,028	1.60%
The Hershey Company	32	8,016	1.60%
Church & Dwight Company	90	7,993	1.60%
Pepsico, Inc.	44	7,942	1.60%
HCA Healthcare, Inc.	30	7,917	1.60%
Ulta Beauty, Inc.	14	7,880	1.60%
Restaurant Brands International	117	7,869	1.60%
Cintas Corporation	17	7,866	1.60%
United Parcel Service, Class B	41	7,862	1.60%
McDonald's Corporation	28	7,809	1.60%
Costco Wholesale	16	7,774	1.60%
Kellogg Company	116	7,774	1.60%
Amgen	32	7,772	1.60%
Ecolab, Inc.	47	7,771	1.60%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Tractor Supply	33	$7,768	1.60%
AT&T, Inc.	403	7,752	1.60%
Marvell Technology, Inc.	179	7,743	1.60%
Constellation Brands, Inc.	34	7,742	1.60%
Mettler Toledo	5	7,680	1.60%
Sysco Corporation	99	7,646	1.60%
O Reilly Automotive, Inc.	9	7,644	1.60%
Fastenal Company	142	7,641	1.60%
Moody's Corporation	25	7,622	1.60%
Hologic, Inc.	94	7,601	1.60%
Target	46	7,578	1.60%
International Flavors & Fragrances	82	7,572	1.50%
The Sherwin-Williams Company	34	7,569	1.50%
Emerson Electric Company	87	7,558	1.50%
Align Tech, Inc.	23	7,521	1.50%
Pfizer, Inc.	184	7,501	1.50%
Starbucks Corporation	72	7,497	1.50%
Home Depot	25	7,480	1.50%
Automatic Data	34	7,462	1.50%
Realty Income	118	7,443	1.50%
W W Grainger, Inc.	11	7,441	1.50%
Hormel Foods Corporation	186	7,437	1.50%
Lyondellbasell Industries NV, Class A	79	7,434	1.50%
General Dynamics Corporation	32	7,416	1.50%
Prologis, Inc.	59	7,416	1.50%
Walgreens Boots Alliance, Inc.	213	7,373	1.50%
Extra Space Storage	45	7,362	1.50%
Cognizant Technology Solutions Corporation	121	7,356	1.50%
Ford Motor Company	582	7,337	1.50%
Eaton Corporation PLC	43	7,311	1.50%
Agilent Technologies, Inc.	53	7,300	1.50%
Old Dominion	21	7,299	1.50%
Genuine Parts Company	44	7,284	1.50%
Genuine Parts CompanyRockwell Automation, Inc.	25	7,259	1.50%
CDW Corporation	37	7,257	1.50%
Dollar General Corporation	34	7,253	1.50%
Paccar, Inc.	99	7,253	1.50%
Cummins, Inc.	29	7,002	1.40%
Canadian Imperial Bank of Commerce	163	6,925	1.40%
General Motors	187	6,854	1.40%
Caterpillar, Inc.	30	6,810	1.40%
CVS Health Corporation	91	6,770	1.40%
Capital One Financial Corporation	70	6,699	1.40%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Allstate Corporation	59	$6,564	1.30%
Discover Financial Services	66	6,556	1.30%
		$490,771	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS748) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica	34	$12,253	2.50%
Apple, Inc.	67	11,045	2.20%
Motorola Solution, Inc.	38	10,924	2.20%
HCA Healthcare, Inc.	41	10,914	2.20%
Restaurant Brands International	161	10,830	2.20%
Cintas Corporation	23	10,774	2.20%
United Parcel Service, Class B	55	10,748	2.20%
Amgen	44	10,733	2.20%
Marvell Technology, Inc.	247	10,696	2.20%
McDonald's Corporation	38	10,629	2.20%
On Semiconductor Corporation	129	10,621	2.20%
Mettler Toledo	7	10,547	2.10%
Ulta Beauty, Inc.	19	10,533	2.10%
AT&T, Inc.	543	10,447	2.10%
Tractor Supply	44	10,443	2.10%
Fastenal Company	193	10,411	2.10%
O Reilly Automotive, Inc.	12	10,402	2.10%
Costco Wholesale	21	10,399	2.10%
Target	62	10,329	2.10%
Home Depot	35	10,309	2.10%
Emerson Electric Company	118	10,308	2.10%
Walgreens Boots Alliance, Inc.	297	10,285	2.10%
Pfizer, Inc.	252	10,270	2.10%
Lyondellbasell Industries NV, Class A	109	10,243	2.10%
Prologis, Inc.	82	10,232	2.10%
Starbucks Corporation	98	10,232	2.10%
Automatic Data	46	10,216	2.10%
Align Tech, Inc.	30	10,135	2.10%
Extra Space Storage	62	10,101	2.10%
General Dynamics Corporation	44	10,076	2.10%
Cognizant Technology Solutions Corporation	165	10,073	2.10%
W W Grainger, Inc.	15	10,069	2.10%
Realty Income	159	10,062	2.10%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Agilent Technologies, Inc.	72	$10,010	2.00%
Genuine Parts Company	60	9,980	2.00%
Ford Motor Company	791	9,972	2.00%
Genuine Parts CompanyRockwell Automation, Inc.	34	9,955	2.00%
CDW Corporation	51	9,928	2.00%
Eaton Corporation PLC	58	9,913	2.00%
Old Dominion	29	9,894	2.00%
Paccar, Inc.	134	9,807	2.00%
Dollar General Corporation	46	9,745	2.00%
Cummins, Inc.	40	9,464	1.90%
Caterpillar, Inc.	41	9,440	1.90%
CVS Health Corporation	126	9,379	1.90%
General Motors	256	9,372	1.90%
Capital One Financial Corporation	96	9,254	1.90%
Discover Financial Services	91	9,010	1.80%
		$491,412	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS749) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica	33	$11,882	2.40%
Apple, Inc.	65	10,765	2.20%
Restaurant Brands International	159	10,703	2.20%
Motorola Solution, Inc.	37	10,671	2.20%
Amgen	44	10,562	2.20%
McDonald's Corporation	38	10,517	2.10%
Cintas Corporation	23	10,513	2.10%
United Parcel Service, Class B	54	10,504	2.10%
HCA Healthcare, Inc.	40	10,466	2.10%
Ulta Beauty, Inc.	19	10,390	2.10%
AT&T, Inc.	536	10,323	2.10%
Tractor Supply	44	10,267	2.10%
Mettler Toledo	7	10,247	2.10%
Costco Wholesale	21	10,202	2.10%
O Reilly Automotive, Inc.	12	10,201	2.10%
The Sherwin-Williams Company	45	10,195	2.10%
Fastenal Company	188	10,166	2.10%
Emerson Electric Company	117	10,157	2.10%
Pfizer, Inc.	249	10,149	2.10%
Starbucks Corporation	97	10,138	2.10%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Target	61	$10,109	2.10%
Home Depot	34	10,104	2.00%
Align Tech, Inc.	30	10,036	2.00%
General Dynamics Corporation	44	10,030	2.00%
Marvell Technology, Inc.	231	10,014	2.00%
Walgreens Boots Alliance, Inc.	289	10,009	2.00%
Automatic Data	45	10,009	2.00%
Lyondellbasell Industries NV, Class A	106	9,987	2.00%
Prologis, Inc.	80	9,956	2.00%
Extra Space Storage	61	9,930	2.00%
Genuine Parts Company	59	9,896	2.00%
On Semiconductor Corporation	120	9,886	2.00%
Cognizant Technology Solutions Corporation	162	9,882	2.00%
W W Grainger, Inc.	14	9,814	2.00%
Agilent Technologies, Inc.	71	9,798	2.00%
Realty Income	155	9,791	2.00%
CDW Corporation	50	9,726	2.00%
Old Dominion	28	9,706	2.00%
Ford Motor Company	769	9,687	2.00%
Genuine Parts CompanyRockwell Automation, Inc.	33	9,687	2.00%
Dollar General Corporation	46	9,649	2.00%
Eaton Corporation PLC	56	9,649	2.00%
Paccar, Inc.	131	9,617	1.90%
Cummins, Inc.	39	9,294	1.90%
CVS Health Corporation	125	9,292	1.90%
General Motors	251	9,207	1.90%
Caterpillar, Inc.	40	9,182	1.90%
Capital One Financial Corporation	95	9,145	1.90%
Discover Financial Services	90	8,918	1.80%
		$491,028	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS750) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Amgen	427	$103,257	20.80%
Blackstone, Inc.	1,135	99,674	20.10%
Prologis, Inc.	795	99,199	20.00%
Extra Space Storage	601	97,955	19.70%
Realty Income	1,520	96,258	19.40%
		$496,343	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS751) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica	36	$13,265	2.70%
Apple, Inc.	73	11,983	2.40%
Restaurant Brands International	178	11,969	2.40%
West Company, Inc.	34	11,886	2.40%
Motorola Solution, Inc.	41	11,808	2.40%
Cintas Corporation	25	11,657	2.40%
Moody's Corporation	38	11,583	2.30%
HCA Healthcare, Inc.	44	11,538	2.30%
United Parcel Service, Class B	59	11,531	2.30%
Mettler Toledo	8	11,521	2.30%
McDonald's Corporation	41	11,515	2.30%
Lyondellbasell Industries NV, Class A	121	11,393	2.30%
Costco Wholesale	23	11,380	2.30%
Church & Dwight Company	129	11,374	2.30%
On Semiconductor Corporation	138	11,333	2.30%
The Sherwin-Williams Company	50	11,329	2.30%
Starbucks Corporation	109	11,307	2.30%
Target	68	11,299	2.30%
Ulta Beauty, Inc.	21	11,298	2.30%
Fastenal Company	209	11,298	2.30%
AT&T, Inc.	586	11,271	2.30%
Automatic Data	51	11,249	2.30%
Ford Motor Company	892	11,237	2.30%
Walgreens Boots Alliance, Inc.	324	11,219	2.30%
Pfizer, Inc.	274	11,177	2.30%
O Reilly Automotive, Inc.	13	11,173	2.30%
Tractor Supply	47	11,161	2.30%
General Dynamics Corporation	49	11,146	2.30%
Home Depot	38	11,123	2.20%
Genuine Parts Company	66	11,077	2.20%
CDW Corporation	57	11,041	2.20%
Agilent Technologies, Inc.	80	10,999	2.20%
W W Grainger, Inc.	16	10,965	2.20%
Genuine Parts CompanyRockwell Automation, Inc.	37	10,954	2.20%
Old Dominion	32	10,934	2.20%
Paccar, Inc.	149	10,922	2.20%
Cognizant Technology Solutions Corporation	179	10,889	2.20%
Caterpillar, Inc.	48	10,878	2.20%
Eaton Corporation PLC	63	10,857	2.20%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors	295	$10,838	2.20%
Cummins, Inc.	45	10,660	2.10%
Dollar General Corporation	50	10,510	2.10%
CVS Health Corporation	140	10,400	2.10%
Allstate Corporation	91	10,116	2.00%
		$495,063	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS752) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
International Flavors & Fragrances	313	$28,756	5.80%
General Mills	328	27,996	5.70%
Constellation Brands, Inc.	124	27,983	5.70%
The Hershey Company	109	27,643	5.60%
Prologis, Inc.	221	27,552	5.60%
Kroger Company	558	27,545	5.60%
Pepsico, Inc.	150	27,431	5.60%
Ecolab, Inc.	166	27,419	5.60%
Sysco Corporation	354	27,335	5.60%
Kellogg Company	407	27,237	5.50%
O Reilly Automotive, Inc.	32	27,121	5.50%
Amgen	112	27,100	5.50%
Extra Space Storage	166	27,025	5.50%
Home Depot	91	26,923	5.50%
Genuine Parts Company	161	26,913	5.50%
Hormel Foods Corporation	665	26,504	5.40%
Agilent Technologies, Inc.	191	26,454	5.40%
Realty Income	416	26,360	5.40%
		$491,297	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS753) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Walgreens Boots Alliance, Inc.	4,782	$165,369	34.60%
CVS Health Corporation	2,107	156,566	32.80%
Dollar General Corporation	739	155,470	32.60%
		$477,405	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS754) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
International Flavors & Fragrances	198	$18,224	3.70%
Motorola Solution, Inc.	63	18,130	3.60%
Ford Motor Company	1,400	17,639	3.50%
General Motors	478	17,515	3.50%
Cognizant Technology Solutions Corporation	287	17,502	3.50%
HCA Healthcare, Inc.	66	17,467	3.50%
West Company, Inc.	50	17,444	3.50%
Mettler Toledo	11	17,434	3.50%
General Mills	203	17,306	3.50%
On Semiconductor Corporation	210	17,301	3.50%
AT&T, Inc.	895	17,235	3.50%
Align Tech, Inc.	52	17,216	3.50%
Constellation Brands, Inc.	76	17,141	3.50%
Moody's Corporation	56	17,134	3.50%
The Hershey Company	67	17,063	3.40%
Prologis, Inc.	137	17,043	3.40%
Ecolab, Inc.	103	17,042	3.40%
Extra Space Storage	104	16,950	3.40%
CDW Corporation	87	16,935	3.40%
Agilent Technologies, Inc.	122	16,920	3.40%
Pepsico, Inc.	93	16,919	3.40%
Sysco Corporation	219	16,885	3.40%
Amgen	70	16,871	3.40%
Kellogg Company	251	16,820	3.40%
Church & Dwight Company	190	16,815	3.40%
Kroger Company	339	16,760	3.40%
Pfizer, Inc.	407	16,605	3.30%
Hormel Foods Corporation	416	16,576	3.30%
Realty Income	260	16,461	3.30%
		$497,353	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS755) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
International Flavors & Fragrances	213	$19,579	3.90%
Ford Motor Company	1,508	18,998	3.80%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Motorola Solution, Inc.	66	$18,987	3.80%
General Mills	221	18,927	3.80%
General Motors	515	18,888	3.80%
Kroger Company	378	18,669	3.70%
Constellation Brands, Inc.	83	18,668	3.70%
AT&T, Inc.	969	18,656	3.70%
Cognizant Technology Solutions Corporation	305	18,594	3.70%
Ecolab, Inc.	112	18,581	3.70%
Mettler Toledo	12	18,554	3.70%
Prologis, Inc.	148	18,517	3.70%
The Hershey Company	73	18,507	3.70%
Sysco Corporation	239	18,475	3.70%
HCA Healthcare, Inc.	70	18,474	3.70%
Pepsico, Inc.	101	18,407	3.70%
Kellogg Company	274	18,368	3.70%
Amgen	76	18,368	3.70%
Church & Dwight Company	207	18,330	3.70%
Moody's Corporation	60	18,305	3.70%
On Semiconductor Corporation	221	18,225	3.70%
Extra Space Storage	111	18,153	3.70%
Hormel Foods Corporation	455	18,150	3.60%
Realty Income	285	18,076	3.60%
Agilent Technologies, Inc.	130	18,020	3.60%
Pfizer, Inc.	441	18,012	3.60%
CDW Corporation	92	17,943	3.60%
		$499,431	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS756) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	2,498	$31,470	6.20%
General Motors	846	31,014	6.10%
Marvell Technology, Inc.	706	30,575	6.00%
Motorola Solution, Inc.	107	30,562	6.00%
AT&T, Inc.	1,557	29,967	5.90%
Cognizant Technology Solutions Corporation	488	29,757	5.90%
Amgen	123	29,692	5.90%
HCA Healthcare, Inc.	113	29,690	5.90%
Mettler Toledo	19	29,680	5.90%
On Semiconductor Corporation	361	29,680	5.90%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
West Company, Inc.	86	$29,657	5.80%
Align Tech, Inc.	88	29,391	5.80%
Moody's Corporation	96	29,352	5.80%
Agilent Technologies, Inc.	212	29,317	5.80%
CDW Corporation	150	29,250	5.80%
Realty Income	460	29,116	5.70%
Pfizer, Inc.	704	28,716	5.60%
		$506,886	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS757) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica	39	$14,189	2.80%
Ford Motor Company	1,023	12,886	2.60%
International Flavors & Fragrances	136	12,535	2.50%
General Motors	340	12,474	2.50%
Restaurant Brands International	183	12,282	2.50%
Marvell Technology, Inc.	283	12,269	2.50%
Ulta Beauty, Inc.	22	12,227	2.40%
Motorola Solution, Inc.	43	12,202	2.40%
General Mills	142	12,115	2.40%
Ecolab, Inc.	73	12,109	2.40%
Prologis, Inc.	96	12,018	2.40%
Moody's Corporation	39	12,005	2.40%
Constellation Brands, Inc.	53	11,990	2.40%
Starbucks Corporation	115	11,923	2.40%
Kroger Company	241	11,921	2.40%
Sysco Corporation	154	11,918	2.40%
Walgreens Boots Alliance, Inc.	344	11,912	2.40%
AT&T, Inc.	618	11,903	2.40%
The Hershey Company	47	11,895	2.40%
O Reilly Automotive, Inc.	14	11,895	2.40%
Cognizant Technology Solutions Corporation	195	11,868	2.40%
Mettler Toledo	8	11,864	2.40%
McDonald's Corporation	42	11,808	2.40%
Church & Dwight Company	133	11,792	2.40%
Amgen	49	11,776	2.30%
Kellogg Company	176	11,774	2.30%
On Semiconductor Corporation	143	11,768	2.30%
Hormel Foods Corporation	295	11,764	2.30%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
HCA Healthcare, Inc.	45	$11,756	2.30%
Agilent Technologies, Inc.	85	11,756	2.30%
Pepsico, Inc.	64	11,737	2.30%
Realty Income	184	11,682	2.30%
Home Depot	40	11,665	2.30%
CDW Corporation	60	11,639	2.30%
Extra Space Storage	71	11,618	2.30%
Genuine Parts Company	69	11,611	2.30%
Costco Wholesale	23	11,610	2.30%
Target	70	11,601	2.30%
Tractor Supply	49	11,574	2.30%
Dollar General Corporation	54	11,440	2.30%
Pfizer, Inc.	280	11,431	2.30%
CVS Health Corporation	152	11,331	2.30%
		$501,533	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS758) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
International Flavors & Fragrances	184	$16,924	3.40%
Ford Motor Company	1,329	16,751	3.40%
General Mills	193	16,489	3.30%
Motorola Solution, Inc.	57	16,411	3.30%
Marvell Technology, Inc.	379	16,403	3.30%
Ecolab, Inc.	99	16,345	3.30%
The Hershey Company	64	16,299	3.30%
Church & Dwight Company	184	16,294	3.30%
General Motors	444	16,282	3.30%
Constellation Brands, Inc.	72	16,281	3.30%
Cintas Corporation	35	16,268	3.20%
AT&T, Inc.	840	16,177	3.20%
Amgen	67	16,169	3.20%
Hormel Foods Corporation	405	16,135	3.20%
Kroger Company	326	16,106	3.20%
Realty Income	254	16,102	3.20%
Moody's Corporation	52	16,049	3.20%
Cognizant Technology Solutions Corporation	263	16,041	3.20%
Kellogg Company	239	16,014	3.20%
Sysco Corporation	207	16,001	3.20%
Extra Space Storage	98	16,000	3.20%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Dynamics Corporation	70	$15,990	3.20%
Pepsico, Inc.	88	15,956	3.20%
Mettler Toledo	10	15,892	3.20%
HCA Healthcare, Inc.	60	15,881	3.20%
Fastenal Company	293	15,815	3.20%
On Semiconductor Corporation	192	15,766	3.20%
W W Grainger, Inc.	23	15,763	3.10%
Agilent Technologies, Inc.	114	15,732	3.10%
Pfizer, Inc.	383	15,634	3.10%
CDW Corporation	80	15,613	3.10%
		$499,583	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS759) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	2,990	$37,670	7.40%
Marvell Technology, Inc.	855	37,005	7.30%
General Motors	1,008	36,972	7.30%
Motorola Solution, Inc.	128	36,706	7.30%
Cognizant Technology Solutions Corporation	598	36,407	7.20%
Mettler Toledo	24	36,164	7.10%
Moody's Corporation	118	36,114	7.10%
Amgen	149	36,101	7.10%
AT&T, Inc.	1,866	35,926	7.10%
Apple, Inc.	217	35,859	7.10%
On Semiconductor Corporation	435	35,845	7.10%
HCA Healthcare, Inc.	135	35,576	7.00%
Agilent Technologies, Inc.	257	35,505	7.00%
CDW Corporation	180	35,079	6.90%
		$506,929	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS760) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica	36	$13,234	2.60%
Ford Motor Company	981	12,357	2.40%
International Flavors & Fragrances	134	12,333	2.40%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Prologis, Inc.	98	$12,242	2.40%
Extra Space Storage	75	12,225	2.40%
General Motors	332	12,176	2.40%
Genuine Parts Company	73	12,145	2.40%
Restaurant Brands International	179	12,028	2.40%
Walgreens Boots Alliance, Inc.	346	11,979	2.40%
Realty Income	189	11,965	2.40%
Motorola Solution, Inc.	42	11,951	2.40%
Target	72	11,882	2.30%
O Reilly Automotive, Inc.	14	11,865	2.30%
Ulta Beauty, Inc.	22	11,850	2.30%
Starbucks Corporation	114	11,850	2.30%
Agilent Technologies, Inc.	85	11,816	2.30%
Sysco Corporation	153	11,812	2.30%
Mettler Toledo	8	11,811	2.30%
Ecolab, Inc.	71	11,806	2.30%
Moody's Corporation	39	11,804	2.30%
Hormel Foods Corporation	295	11,770	2.30%
Constellation Brands, Inc.	52	11,768	2.30%
Church & Dwight Company	133	11,743	2.30%
Cognizant Technology Solutions Corporation	193	11,733	2.30%
HCA Healthcare, Inc.	44	11,683	2.30%
The Hershey Company	46	11,679	2.30%
AT&T, Inc.	607	11,679	2.30%
General Mills	136	11,651	2.30%
Home Depot	39	11,642	2.30%
Pepsico, Inc.	64	11,624	2.30%
Apple, Inc.	70	11,621	2.30%
Dollar General Corporation	55	11,620	2.30%
Tractor Supply	49	11,617	2.30%
Amgen	48	11,616	2.30%
McDonald's Corporation	42	11,615	2.30%
Kellogg Company	173	11,609	2.30%
CVS Health Corporation	155	11,500	2.30%
Marvell Technology, Inc.	265	11,470	2.30%
CDW Corporation	59	11,422	2.30%
Costco Wholesale	23	11,409	2.30%
Kroger Company	231	11,396	2.30%
On Semiconductor Corporation	138	11,387	2.20%
Pfizer, Inc.	279	11,373	2.20%
		$507,758	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS761) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	1,738	$21,899	4.40%
International Flavors & Fragrances	237	21,830	4.40%
General Motors	593	21,767	4.40%
Prologis, Inc.	171	21,327	4.30%
Extra Space Storage	131	21,275	4.30%
Motorola Solution, Inc.	74	21,068	4.20%
Agilent Technologies, Inc.	152	20,971	4.20%
Mettler Toledo	14	20,970	4.20%
Realty Income	328	20,751	4.20%
HCA Healthcare, Inc.	79	20,749	4.20%
Constellation Brands, Inc.	92	20,733	4.10%
Sysco Corporation	268	20,698	4.10%
AT&T, Inc.	1,075	20,692	4.10%
Ecolab, Inc.	125	20,649	4.10%
Hormel Foods Corporation	518	20,641	4.10%
Apple, Inc.	125	20,585	4.10%
Church & Dwight Company	233	20,570	4.10%
The Hershey Company	81	20,533	4.10%
Kellogg Company	306	20,459	4.10%
Pepsico, Inc.	112	20,363	4.10%
CDW Corporation	104	20,336	4.10%
Amgen	84	20,317	4.10%
General Mills	236	20,160	4.00%
Kroger Company	408	20,135	4.00%
		$499,478	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS762) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Prologis, Inc.	822	$102,557	20.40%
Extra Space Storage	627	102,231	20.30%
Realty Income	1,585	100,357	20.00%
International Flavors & Fragrances	1,074	98,732	19.70%
Amgen	406	98,248	19.60%
		$502,125	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS763) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Lululemon Athletica	50	$18,309	3.60%
Ford Motor Company	1,388	17,492	3.50%
General Motors	471	17,261	3.40%
Starbucks Corporation	163	16,986	3.40%
Home Depot	57	16,923	3.40%
CDW Corporation	87	16,889	3.40%
Motorola Solution, Inc.	59	16,885	3.40%
Agilent Technologies, Inc.	121	16,797	3.40%
Cintas Corporation	36	16,795	3.40%
Cummins, Inc.	70	16,764	3.30%
Restaurant Brands International	249	16,742	3.30%
Mettler Toledo	11	16,722	3.30%
Genuine Parts Company	100	16,699	3.30%
Target	101	16,694	3.30%
HCA Healthcare, Inc.	63	16,686	3.30%
Cognizant Technology Solutions Corporation	273	16,644	3.30%
AT&T, Inc.	860	16,559	3.30%
Ulta Beauty, Inc.	30	16,524	3.30%
O Reilly Automotive, Inc.	19	16,494	3.30%
Tractor Supply	70	16,491	3.30%
Walgreens Boots Alliance, Inc.	476	16,465	3.30%
Costco Wholesale	33	16,437	3.30%
Pfizer, Inc.	403	16,430	3.30%
West Company, Inc.	47	16,419	3.30%
W W Grainger, Inc.	24	16,412	3.30%
CVS Health Corporation	220	16,365	3.30%
Amgen	68	16,324	3.30%
McDonald's Corporation	58	16,323	3.30%
General Dynamics Corporation	71	16,297	3.20%
Dollar General Corporation	77	16,284	3.20%
		$501,112	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS764) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Extra Space Storage	222	$36,223	7.30%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	2,872	$36,187	7.30%
Prologis, Inc.	289	36,019	7.20%
CDW Corporation	184	35,818	7.20%
Motorola Solution, Inc.	125	35,772	7.20%
Agilent Technologies, Inc.	259	35,768	7.20%
General Motors	969	35,557	7.10%
HCA Healthcare, Inc.	134	35,457	7.10%
Cognizant Technology Solutions Corporation	582	35,433	7.10%
Mettler Toledo	23	35,391	7.10%
Realty Income	558	35,321	7.10%
Pfizer, Inc.	860	35,080	7.10%
AT&T, Inc.	1,821	35,062	7.00%
Amgen	144	34,711	7.00%
		$497,799	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS765) Index total return swap with Morgan Stanley Bank as of March 31, 2023, termination date 8/1/23:

Reference Entity	Shares	Market Value	% of Total Index Value
Home Depot	40	$11,759	2.40%
Target	71	11,750	2.40%
Restaurant Brands International	174	11,704	2.40%
W W Grainger, Inc.	17	11,702	2.40%
Agilent Technologies, Inc.	85	11,695	2.40%
Starbucks Corporation	112	11,685	2.40%
Mccormick & Company	140	11,679	2.40%
CDW Corporation	60	11,658	2.40%
Ford Motor Company	925	11,657	2.40%
Mettler Toledo	8	11,601	2.40%
Tractor Supply	49	11,599	2.40%
General Motors	316	11,588	2.30%
Cognizant Technology Solutions Corporation	190	11,583	2.30%
Church & Dwight Company	131	11,575	2.30%
Genuine Parts Company	69	11,573	2.30%
Ulta Beauty, Inc.	21	11,567	2.30%
Lululemon Athletica	32	11,563	2.30%
West Company, Inc.	33	11,557	2.30%
HCA Healthcare, Inc.	44	11,556	2.30%
Hormel Foods Corporation	290	11,555	2.30%
Motorola Solution, Inc.	40	11,551	2.30%
International Flavors & Fragrances	126	11,551	2.30%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2023 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ecolab, Inc.	70	$11,526	2.30%
Dollar General Corporation	55	11,521	2.30%
Costco Wholesale	23	11,494	2.30%
Pfizer, Inc.	282	11,488	2.30%
AT&T, Inc.	596	11,471	2.30%
O Reilly Automotive, Inc.	14	11,471	2.30%
Pepsico, Inc.	63	11,462	2.30%
General Dynamics Corporation	50	11,456	2.30%
McDonald's Corporation	41	11,444	2.30%
Kroger Company	232	11,442	2.30%
On Semiconductor Corporation	139	11,438	2.30%
General Mills	134	11,437	2.30%
Kellogg Company	171	11,421	2.30%
The Hershey Company	45	11,420	2.30%
Constellation Brands, Inc.	51	11,419	2.30%
Sysco Corporation	148	11,413	2.30%
Hologic, Inc.	141	11,398	2.30%
Marvell Technology, Inc.	263	11,383	2.30%
Amgen	47	11,382	2.30%
Walgreens Boots Alliance, Inc.	328	11,353	2.30%
CVS Health Corporation	152	11,310	2.30%
		$495,857	100.00%